WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 01, 2025	May 22, 2025	Jun. 30, 2020	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised					467,859		8,626,796
Number of warrants outstanding				3,424,291	3,424,291		26,332	261,029
Net proceeds from exercise of warrants					$ 2,215,828	$ 394	$ 394
Stock-based compensation					$ 80,373	$ 542,045	572,293	$ 1,033,889
Unrecorded compensation cost related to non-vested awards							$ 268,476
Weighted average period of non-vested awards options							2 years 5 months 4 days
Weighted average grant date fair value per share for options granted							$ 1.2
Equity Incentive Plan 2020
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Authorized shares, increased		200,000
Common stock shares available				200,355	200,355
Incentive Stock Plan 2020
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Issuance of common stock as stock awards and stock options			3,500,000
Incentive Stock Plan 2020 | Employees Consultants And Non Employee Board Of Director
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Stock-based compensation			$ 250,000
Series A Warrants
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised				138,557	171,981
Net proceeds from exercise of warrants				$ 723,055	$ 2,220,459
Series A Warrants | Subsequent events
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised	56,965
Net proceeds from exercise of warrants	$ 292,305
Series B Warrants
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised				43,512	157,759
Stock issued, exercise				130,537	473,277
Series B Warrants | Subsequent events
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised	111,000
Stock issued, exercise	333,000
Series D Warrants
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Number of warrants exercised				136,698	136,698
Stock issued, exercise				136,698	136,698
Officers of the Company
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Warrants fair value							$ 308,333
Non-employee board of director
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Warrants fair value							$ 694,670
Stock options | Incentive Stock Plan 2020
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Cumulative number of shares issued							14,477
Options to purchase shares under the 2005 Incentive stock plan							81,257
Restricted Stock Units
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value								$ 21.6
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number							0
Restricted Stock Units | Officers
WARRANTS, STOCK OPTIONS AND RESTRICTED STOCK UNITS
Shares granted								14,132